Note Receivable	12 Months Ended
Dec. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Note Receivable
18.	Note Receivable

In January 2020, a subsidiary of AP WIP Investments, entered into a promissory note agreement with an unaffiliated company. Under the terms of the loan agreement, two installments totaling $17,500 were advanced during the period from January 1, 2020 to February 9, 2020 (Predecessor) and the final installment of $2,500 was advanced during the period from February 10, 2020 to December 31, 2020 (Successor). In April 2020, the borrower repaid the outstanding balance including accrued interest under the promissory note agreement.